Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,713,000
Previously Paid Amount	0.00
Total Fee Amount	568.46
Total Offset Amount	0.00
Net Fee	568.46
Narrative - Max Aggregate Offering Price	$ 3,713,000
Final Prospectus	true